Intangible Assets (Details) - Schedule of intangible assets, net - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
At Cost:
Financial software	$ 17,196	$ 16,436
Domain name	3,068
Total cost, net	20,264	16,436
Less: Accumulated Amortization	2,211
Total, net	$ 18,053	$ 16,436